PFPC Inc.
                 3200 Horizon Drive
            King of Prussia, PA 19406-0903

                Rule 497 (j) Letter

January 29, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549-1004

 Re:  Eastern Point Advisors Funds Trust (the "Trust")
      No. 333-83951
      No. 811-09497

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Trust, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 2 under the Securities Act of 1933 and Post- Effective Amendment No. 4 under the Investment Company Act of 1940. These amendments were filed pursuant to Rule 485 (b) and transmitted electronically on January 17, 2002.

Please contact the undersigned at (610) 239-4842 with any questions you may have.

Very truly yours,

/s/ Vincenzo A. Scarduzio
Vincenzo A. Scarduzio
Regulatory Administrator

cc: C. David Weller, Investors Capital Corp.
    William M. Prifti, Esq., Counsel to the Trust